Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
Cash flow from operating activities
Net loss		$ (8,295)	$ (4,817)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation and amortization		66	13
Stock-based compensation expense		1,063	890
Amortization of discount/premium on marketable securities		35	(27)
Loss from Realization of marketable securities		138	0
Changes in operating assets and liabilities:
Decrease (Increase) in other accounts receivable		43	(220)
Increase in trade payables		706	354
Increase in other accounts payable		106	29
Increase (decrease) in related party		45	(206)
Net cash used in operating activities		(6,093)	(3,984)
Cash flow from investing activities
Purchase of property and equipment		(23)	(154)
Maturity of short term deposit		0	6,000
Investment in securities, available for sale		(1,212)	(21,839)
Maturity of securities, available for sale		6,250	3,565
Net cash provided in (used in) investing activities		5,015	(12,428)
Cash flow from financing activities
Issuance of ordinary shares	[1]	11	0
Deferred issuance costs	[1]	(143)	0
Net cash used in financing activities		(132)	0
Increase (decrease) in cash and cash equivalents		(1,210)	(16,412)
Cash and cash equivalents at the beginning of the year		4,156	23,736
Cash and cash equivalents at the end of the period		2,946	7,324
Supplemental disclosure of cash flow information:
Cash received from interest		$ 223	$ 245

[1]	See note 3.4